Disclosure of detailed information about inventories (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Inventories Disclosure Of Detailed Information About Inventories 1	$ 7,809
Inventories Disclosure Of Detailed Information About Inventories 2	7,873
Inventories Disclosure Of Detailed Information About Inventories 3	0
Inventories Disclosure Of Detailed Information About Inventories 4	0
Inventories Disclosure Of Detailed Information About Inventories 5	496
Inventories Disclosure Of Detailed Information About Inventories 6	656
Inventories Disclosure Of Detailed Information About Inventories 7	4,826
Inventories Disclosure Of Detailed Information About Inventories 8	4,902
Inventories Disclosure Of Detailed Information About Inventories 9	13,131
Inventories Disclosure Of Detailed Information About Inventories 10	$ 13,431